Provision for Income Taxes - Schedule of Companies deferred income tax assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets:
Net operating loss carry forward	$ 115,657	$ 95,980
Tax credits	18,565	24,296
Capitalized research and development	32,210	21,763
Stock-based compensation	1,031	2,752
Operating lease liabilities	2,579	3,283
Fixed assets	16,606	0
Intangibles	0	18,245
Accruals and reserves	7,049	6,734
Deferred revenue	6,002	1,271
Other	126	0
Total deferred tax assets	199,825	174,324
Deferred tax liabilities:
Right of use assets	(2,468)	(3,273)
Intangible assets	(478)	(913)
Total deferred tax liabilities	(2,946)	(4,186)
Net deferred tax assets before valuation allowance	196,879	170,138
Valuation allowance	(196,879)	(170,138)
Net deferred tax assets (liabilities)	$ 0	$ 0